Vanguard® California Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.0%)
California (96.7%)
[1]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/32	1,000	1,092
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/52	3,300	3,538
[1,2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.200% coupon rate effective 10/1/37	0.000%	10/1/51	2,800	1,364
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/37	0.000%	10/1/47	5,000	2,467
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/37	0.000%	10/1/48	5,000	2,453
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/37	0.000%	10/1/49	1,000	488
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.400% coupon rate effective 10/1/37	0.000%	10/1/50	1,000	487
[1,2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	8,000	3,885
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	25,375	19,478
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	1,060	1,089
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,210	1,239
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	6,845	6,985
[1]	Alameda County CA Unified School District GO	0.000%	8/1/29	5,000	4,057
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	4.000%	12/1/34	1,525	1,556
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/27	300	326
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/28	300	333
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/32	300	356
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/34	1,000	1,178
	Alameda County Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	6/1/40	850	714
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	1,725	1,804

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/38	1,400	1,462
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	1,500	1,564
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/29	2,260	2,477
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/33	1,850	2,039
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	1,500	1,598
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/36	4,500	4,762
	Anaheim Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	5/1/24	1,245	1,273
	Antelope Valley Community College District GO	3.000%	8/1/50	3,000	2,202
[5,6]	Antioch CA Unified School District GO TOB VRDO	3.480%	3/2/23	10,230	10,230
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	8,085	8,453
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	20,000	12,929
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	3,500	3,428
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	18,260	17,735
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/34	2,925	3,515
	Berkeley CA GO	2.000%	9/1/41	140	93
	Berkeley Unified School District GO	2.000%	8/1/39	400	283
[7]	Beverly Hills Unified School District CA GO	3.000%	8/1/38	6,560	5,774
	Beverly Hills Unified School District CA GO	3.000%	8/1/40	2,660	2,274
	Brentwood Union School District GO	5.250%	8/1/52	3,000	3,323
[3]	Cabrillo Community College District GO	0.000%	5/1/26	4,085	3,561
	California Community Choice Financing Authority Electric Power & Light Revenue (Green Bond Clean Energy Projects) PUT	5.000%	8/1/29	12,115	12,739
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/29	4,045	4,243
[5,6]	California Community Choice Financing Authority Electric Power & Light Revenue TOB VRDO	2.500%	3/1/23	3,330	3,330
[5,6]	California Community Choice Financing Authority Electric Power & Light Revenue TOB VRDO	2.500%	3/1/23	600	600
	California Community Choice Financing Authority Electric, Power, Light Revenue PUT	4.000%	8/1/28	21,500	21,470
	California Community Choice Financing Authority Natural Gas Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	24,050	23,942
	California Community Choice Financing Authority Natural Gas Electric Power & Light Revenue PUT	4.000%	8/1/31	28,595	28,425
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	5,025	5,111
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/48	2,000	2,021
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/53	5,600	5,637
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	3,045	2,641
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	4,750	3,960
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/56	2,000	1,342

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	500	535
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,200	1,171
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	881
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,125	991
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	585	590
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/55	6,710	1,365
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	25	26
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/33	250	261
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/35	800	861
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/38	2,250	2,297
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	5,490	6,381
	California Educational Facilities Authority College & University Revenue	5.250%	4/1/40	6,645	7,917
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	300	307
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/42	225	234
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	3,810	4,408
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/44	3,000	3,015
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	6,505	7,510
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	14,630	16,894
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/46	300	311
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/48	1,290	1,291
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	13,355	15,433
	California Educational Facilities Authority College & University Revenue	2.250%	4/1/51	250	156
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	6,835	7,904
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/53	8,000	8,275
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/55	4,500	4,976
[5,6]	California Educational Facilities Authority College & University Revenue TOB VRDO	3.470%	3/2/23	16,375	16,375
[5,6]	California Educational Facilities Authority College & University Revenue TOB VRDO	3.470%	3/2/23	3,625	3,625
[5]	California Enterprise Development Authority Charter School Aid Revenue	5.000%	7/1/50	1,200	1,084
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/45	1,190	1,204
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/55	2,110	2,105

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/57	400	397
	California GO	4.000%	9/1/26	4,060	4,208
	California GO	5.000%	9/1/26	10,220	10,929
	California GO	4.000%	9/1/27	1,255	1,317
	California GO	4.000%	10/1/27	1,000	1,050
	California GO	5.000%	10/1/27	1,625	1,782
	California GO	5.000%	10/1/27	9,700	10,635
	California GO	5.000%	11/1/27	4,025	4,421
	California GO	5.000%	4/1/28	1,375	1,523
	California GO	5.000%	11/1/28	20,000	22,432
	California GO	5.000%	10/1/29	2,000	2,120
	California GO	5.000%	11/1/29	1,990	2,274
	California GO	5.000%	11/1/29	1,070	1,223
	California GO	5.000%	11/1/29	5,000	5,714
	California GO	5.000%	8/1/30	4,750	5,065
	California GO	5.000%	8/1/30	10,000	10,531
	California GO	5.000%	11/1/30	820	830
	California GO	5.000%	8/1/31	14,040	15,390
	California GO	4.000%	9/1/31	5,000	5,176
	California GO	5.000%	9/1/31	8,675	9,266
	California GO	5.000%	11/1/31	5,050	5,560
	California GO	5.000%	11/1/31	1,110	1,244
	California GO	5.000%	12/1/31	2,000	2,026
	California GO	5.000%	12/1/31	2,085	2,460
	California GO	5.000%	12/1/31	1,000	1,063
	California GO	5.000%	3/1/32	2,300	2,636
	California GO	5.000%	8/1/32	2,000	2,191
[1]	California GO	5.250%	8/1/32	7,550	8,987
	California GO	4.000%	9/1/32	1,045	1,081
	California GO	5.000%	9/1/32	2,810	2,998
	California GO	5.000%	10/1/32	7,510	8,528
	California GO	5.000%	10/1/32	5,475	6,381
	California GO	5.000%	11/1/32	2,800	3,081
	California GO	5.000%	11/1/32	2,940	3,404
	California GO	5.000%	12/1/32	500	531
	California GO	5.000%	4/1/33	10,500	11,816
	California GO	5.000%	4/1/33	1,145	1,353
	California GO	5.000%	8/1/33	4,500	4,793
	California GO	3.000%	10/1/33	1,000	962
	California GO	5.000%	8/1/34	840	879
	California GO	5.000%	8/1/34	1,000	1,064
	California GO	5.000%	9/1/34	2,940	3,080
	California GO	5.000%	9/1/34	3,505	3,734
	California GO	4.000%	10/1/34	3,845	4,032
	California GO	3.000%	11/1/34	1,000	943
	California GO	4.000%	11/1/34	4,620	4,874
	California GO	5.000%	12/1/34	1,345	1,425
	California GO	5.000%	12/1/34	16,855	19,281
	California GO	5.000%	3/1/35	8,690	9,792
	California GO	5.000%	4/1/35	3,300	3,823
	California GO	5.000%	4/1/35	8,425	9,311
	California GO	5.000%	8/1/35	2,750	2,920
	California GO	5.000%	9/1/35	3,265	3,470
	California GO	5.000%	9/1/35	2,005	2,334
	California GO	5.000%	9/1/35	1,025	1,193
	California GO	5.000%	10/1/35	6,180	6,521

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	11/1/35	3,750	4,079
	California GO	5.000%	12/1/35	570	647
	California GO	4.000%	3/1/36	15,985	16,403
	California GO	4.000%	8/1/36	400	405
	California GO	5.000%	8/1/36	9,350	9,911
	California GO	3.000%	9/1/36	935	845
	California GO	5.000%	9/1/36	1,115	1,284
	California GO	5.000%	9/1/36	2,180	2,511
	California GO	5.000%	11/1/36	10,000	10,949
	California GO	5.000%	12/1/36	8,130	9,148
	California GO	5.000%	4/1/37	57,000	57,062
	California GO	5.000%	4/1/37	4,260	4,329
	California GO	5.000%	4/1/37	3,890	4,427
	California GO	5.000%	8/1/37	7,500	7,934
	California GO	5.000%	8/1/37	6,000	6,516
	California GO	4.000%	10/1/37	1,000	1,015
	California GO	5.000%	10/1/37	8,300	9,370
	California GO	5.000%	11/1/37	15,340	16,701
	California GO	4.000%	11/1/38	1,100	1,112
	California GO	5.000%	11/1/39	10,000	10,832
	California GO	4.000%	3/1/40	2,400	2,405
	California GO	5.000%	9/1/41	15,275	16,938
	California GO	4.000%	10/1/41	10,205	10,196
	California GO	5.000%	10/1/41	3,000	3,313
	California GO	3.000%	11/1/41	4,125	3,444
	California GO	2.250%	12/1/41	480	331
	California GO	4.000%	4/1/42	1,500	1,497
	California GO	5.000%	4/1/42	2,800	2,990
	California GO	5.000%	4/1/42	5,000	5,563
	California GO	4.000%	9/1/42	1,700	1,696
	California GO	5.000%	9/1/42	4,185	4,675
	California GO	4.750%	12/1/42	1,000	1,067
	California GO	5.000%	4/1/43	4,145	4,149
	California GO	5.000%	11/1/43	4,970	5,013
	California GO	5.000%	12/1/43	4,550	4,594
	California GO	5.000%	4/1/45	2,835	3,039
	California GO	2.375%	10/1/46	2,000	1,318
	California GO	4.850%	12/1/46	2,000	2,127
	California GO	5.000%	4/1/47	2,000	2,188
	California GO	5.250%	9/1/47	8,425	9,450
	California GO	5.000%	10/1/48	22,050	23,440
	California GO	4.000%	4/1/49	6,985	6,756
	California GO	2.500%	12/1/49	100	65
	California GO	2.500%	3/1/50	500	324
	California GO	4.000%	3/1/50	5,000	4,822
	California GO	4.250%	9/1/52	2,515	2,515
	California GO	5.000%	9/1/52	2,380	2,597
	California GO	5.500%	12/1/52	5,000	5,318
[5,6]	California GO TOB VRDO	3.450%	3/2/23	2,220	2,220
[5,6]	California GO TOB VRDO	3.450%	3/2/23	4,000	4,000
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	26,910	27,039
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,040
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	3,000	3,184
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,435	1,564

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,000	5,357
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	11,945	11,947
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	1,100	1,144
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	750	822
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,295	1,403
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/34	2,465	2,485
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	645	680
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,000	3,274
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	5,100	5,422
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,000	976
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,000	983
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	3,000	2,623
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	1,000	972
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,660	1,631
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	6,310	5,431
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	4,500	4,341
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,990	3,388
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	1,810	1,911
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	4,475	4,726
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	2,500	2,603
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.250%	8/15/39	1,000	879
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/39	8,135	6,808
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/40	8,700	8,854
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,865	1,790
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	10,000	10,938
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,485	1,149
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	11,405	10,641
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,500	1,549
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	3,045	2,854
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	6,210	5,626

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	4,750	4,841
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	5,000	3,749
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	5,000	5,663
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	26,810	25,544
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/49	12,155	10,731
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/50	1,400	1,428
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/51	1,000	715
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	12,840	13,743
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/55	2,300	2,333
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	4,375	4,415
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	4,000	4,157
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	2,250	2,413
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	3,500	3,744
[5,6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.750%	3/1/23	14,000	14,000
[5,6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.750%	3/1/23	14,220	14,220
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	14,210	14,036
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	2,728	2,717
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	18,427	17,971
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	14,668	13,804
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	12,331	11,380
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/38	1,679	1,433
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/45	1,315	1,176
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/46	1,700	1,510
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/50	1,730	1,503
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/51	1,750	1,513
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/55	1,860	1,573
[5]	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	1/1/56	4,530	3,440
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/56	3,350	2,822
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/47	3,325	3,490
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/52	5,000	5,229

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	4.000%	5/15/36	100	101
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	4.000%	5/15/40	5,405	5,352
	California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	3,240	2,975
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	1,810	1,899
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/28	1,220	1,306
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/29	1,290	1,383
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	11,775	8,745
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	17,400	15,076
[5,6]	California Infrastructure & Economic Development Bank Recreational Revenue TOB VRDO	3.470%	3/2/23	9,495	9,495
[5]	California Municipal Finance Authority Charter School Aid Revenue	4.000%	7/1/26	1,000	964
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	225	234
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	625	655
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,125	1,175
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	750	775
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	1,500	1,484
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	250	255
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,800	1,823
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/42	1,625	1,555
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/43	3,000	3,101
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/44	1,500	1,404
	California Municipal Finance Authority College & University Revenue	5.250%	6/1/53	2,500	2,677
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,800	1,901
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	390	445
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	2,465	2,609
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	775	815
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,450	1,521
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,775	1,854
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,000	2,075
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,800	1,847
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	1,000	955

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,500	2,541
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	3,720	2,719
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	3,000	2,566
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	1,750	1,756
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	14,560	13,429
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	5,000	4,627
[5]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/54	2,250	2,114
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Carmel Valley Manor Projects)	5.000%	5/15/42	5,000	5,416
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	4.000%	5/15/40	6,500	6,421
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/37	1,405	1,511
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue COP	5.250%	11/1/52	5,000	5,265
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	40	41
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	8,163	6,710
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/39	1,000	968
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	1,480	1,495
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	12,340	9,236
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/52	3,725	3,811
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	2,815	2,058
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/42	1,000	942
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/52	2,040	1,808
[5,6]	California Municipal Finance Authority Multi Family Housing Revenue TOB VRDO	3.570%	3/2/23	6,840	6,840
[5]	California Municipal Finance Authority Multifamily Revenue TOB VRDO	2.550%	3/1/23	2,740	2,740
[1,5,6]	California Municipal Finance Authority Port, Airport & Marina Revenue TOB VRDO	3.570%	3/2/23	2,371	2,371
[4,5,6]	California Municipal Finance Authority Student Local or Guaranteed Housing Revenue TOB VRDO	3.530%	3/2/23	1,825	1,825
[5,6]	California Municipal Finance Authority Transit Revenue TOB VRDO	3.500%	3/2/23	4,000	4,000
[5,6]	California Property Tax Revenue TOB VRDO	3.540%	3/7/23	4,040	4,040
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/33	200	207
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	1,500	1,524
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	4,510	4,854

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	5,585	5,752
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	8,870	2,229
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	250	256
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	1,000	1,022
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	275	282
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/45	825	761
[5]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/48	675	566
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/49	150	151
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/50	2,120	1,954
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/50	1,200	1,185
[5]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/51	1,550	1,175
[5]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/51	5,000	3,751
[5]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/51	800	653
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/52	3,175	2,815
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/55	1,235	1,098
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/59	8,330	8,034
[5]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/61	1,300	936
[5]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/61	5,000	3,558
[5]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/61	5,550	4,342
[5]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/48	3,025	2,975
[5]	California School Finance Authority Charter School Aid Revenue (IVY Academia Project)	4.000%	6/1/51	1,500	1,096
[5]	California School Finance Authority Charter School Aid Revenue (IVY Academia Project)	4.000%	6/1/61	3,675	2,541
[5]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/55	5,375	4,407
[5]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	50	52
[5]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	25	26
[5]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	120	125
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/34	475	494
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/35	975	1,005
[5]	California School Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/36	1,480	1,295
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	1,000	1,138

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/31	1,000	1,091
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/31	2,500	2,727
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	4,000	4,626
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	5,000	5,686
California State Public Works Board Lease (Abatement) Revenue	4.500%	9/1/35	4,000	4,056
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	4,000	4,508
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/40	8,095	8,050
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/41	5,000	4,934
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/45	5,975	5,799
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/46	4,000	3,866
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/30	6,000	6,249
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/37	655	662
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/37	1,115	1,128
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/38	720	727
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/40	1,000	994
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/41	4,120	4,065
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.625%	11/1/45	4,145	2,946
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/34	575	665
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/36	1,115	1,257
California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	1,330	1,345
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	1,000	1,007
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/39	6,720	6,730
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/40	5,750	6,414
California State University College & University Revenue	5.000%	11/1/32	6,610	7,106
California State University College & University Revenue	5.000%	11/1/33	5,000	5,244
California State University College & University Revenue	5.000%	11/1/35	1,110	1,224
California State University College & University Revenue	4.000%	11/1/36	300	308
California State University College & University Revenue	3.000%	11/1/37	2,215	1,962
California State University College & University Revenue	5.000%	11/1/37	5,025	5,545
California State University College & University Revenue	3.000%	11/1/38	2,280	1,982

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State University College & University Revenue	5.000%	11/1/38	4,015	4,423
California State University College & University Revenue	5.000%	11/1/38	660	705
California State University College & University Revenue	5.000%	11/1/41	10,870	11,378
California State University College & University Revenue	5.000%	11/1/43	3,000	3,117
California State University College & University Revenue	5.000%	11/1/47	6,430	6,765
California State University College & University Revenue	5.000%	11/1/48	6,945	7,418
California State University College & University Revenue	5.000%	11/1/50	6,000	6,393
California State University College & University Revenue PUT	1.600%	11/1/26	3,500	3,236
California State University Local or Guaranteed Housing Revenue	4.000%	11/1/51	7,085	6,694
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,000	1,059
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	4,745	4,935
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	190	201
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	1,350	1,433
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	1,270	1,259
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	880	921
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	2,000	2,063
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,480	1,529
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	3,500	3,713
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	2,335	2,294
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	1,020	1,048
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/38	1,045	967
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	1,420	1,455
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/42	1,445	1,304

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	7,085	6,576
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/45	1,150	986
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	6,750	6,441
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	3,000	2,752
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.375%	1/1/48	200	187
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	5,300	5,387
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/48	3,020	3,051
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	18,820	13,609
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/52	4,500	4,760
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.375%	8/15/57	3,500	3,720
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.250%	11/1/44	1,000	827
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.375%	11/1/49	2,300	1,892
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/43	1,500	1,554
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/48	7,000	7,222
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	4,925	4,951
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	3,005	3,159
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,000	2,067
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,500	3,610
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,500	2,564
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	4,055	4,164
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/40	4,220	4,140
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/41	4,385	4,265
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/46	2,000	1,883

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	9,000	6,690
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/52	825	715
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	4,000	2,893
	California Statewide Communities Development Authority Special Assesment Revenue	5.375%	9/2/52	2,000	1,943
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/50	1,300	1,099
	Campbell CA GO	5.000%	9/1/47	1,000	1,085
	Campbell Union School District GO	4.000%	8/1/48	4,630	4,446
	Carlsbad Unified School District GO	4.000%	5/1/32	575	601
[4]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/34	1,500	1,527
[4]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/30	300	315
	Centinela Valley Union High School District GO, Prere.	6.000%	8/1/23	3,000	3,035
	Central School District GO	5.000%	8/1/47	3,350	3,496
[4]	Ceres Unified School District GO	5.000%	8/1/51	5,000	5,219
	Cerritos Community College District GO	0.000%	8/1/34	4,000	2,651
	Cerritos Community College District GO	0.000%	8/1/35	1,730	1,084
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	1,435	1,366
	Chico Unified School District GO	4.000%	8/1/44	1,750	1,684
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/46	1,000	857
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/51	1,250	1,041
	Chino Valley Unified School District GO	4.000%	8/1/55	9,300	8,863
	Chino Valley Unified School District GO	5.000%	8/1/55	15,000	16,084
[1]	Chula Vista Elementary School COP	2.000%	9/1/46	5,710	3,423
[1]	Chula Vista Elementary School COP	2.000%	9/1/51	3,400	1,898
	Chula Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/25	2,130	2,173
	Cloverdale Unified School District GO	4.000%	8/1/49	5,000	4,739
[1]	Cloverdale Unified School District GO	4.000%	8/1/50	3,575	3,360
[4]	Clovis CA Sewer Revenue	5.000%	8/1/37	1,000	1,067
[4]	Clovis CA Sewer Revenue	5.000%	8/1/38	2,250	2,390
	Clovis Unified School District GO	5.250%	8/1/40	650	722
[5]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	4,975	3,570
[5]	CMFA Special Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/56	5,100	3,496
	College of the Sequoias Tulare Area Improvement District No. 3 GO	4.000%	8/1/46	2,245	2,148
	Corona-Norco Unified School District GO	4.000%	8/1/49	3,000	2,844
	Covina-Valley Unified School District GO	5.000%	8/1/46	4,500	4,804
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	2,000	1,500
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	8/1/56	4,000	2,794
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	9/1/56	6,120	4,045
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/57	1,000	670

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	4/1/57	4,475	3,072
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	5/1/57	3,000	2,118
[5,6]	Culver City CA Unified School District GO TOB VRDO	1.750%	3/1/23	850	850
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.600%	12/1/37	2,110	2,211
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.850%	12/1/42	4,500	4,716
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.950%	12/1/46	1,250	1,307
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	5.500%	12/1/52	5,000	5,335
	Desert Community College District GO	4.000%	8/1/51	1,680	1,570
[1]	Downey Unified School District GO	2.000%	8/1/42	450	293
[1]	Downey Unified School District GO	2.125%	8/1/44	135	87
	Downey Unified School District GO	3.000%	8/1/48	6,805	5,045
	Dublin CA Special Tax Revenue	4.000%	9/1/45	850	725
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/42	700	786
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/45	1,250	1,392
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/45	300	317
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/47	3,280	3,636
	East Bay Municipal Utility District Water System Water Revenue	5.250%	6/1/52	2,500	2,800
[1]	East Side Union High School District GO	3.000%	8/1/30	2,000	1,996
[1]	East Side Union High School District GO	3.000%	8/1/31	2,000	1,989
[1]	East Side Union High School District GO	3.000%	8/1/32	1,500	1,474
[1]	East Side Union High School District GO	3.000%	8/1/33	1,500	1,425
[1]	East Side Union High School District GO	3.000%	8/1/35	5,995	5,439
	Eastern Municipal Water District Water Revenue	5.000%	7/1/39	2,030	2,146
	El Camino Community College District Foundation GO	5.000%	8/1/48	6,550	6,998
[8]	El Camino Healthcare District GO	0.000%	8/1/28	3,495	2,913
	El Camino Healthcare District GO	4.000%	8/1/34	5,000	5,096
	El Dorado Irrigation District COP	4.000%	3/1/45	5,000	4,822
	El Monte Union High School District GO	0.000%	6/1/44	2,340	873
	El Monte Union High School District GO	0.000%	6/1/45	2,250	795
	El Monte Union High School District GO	0.000%	6/1/46	2,000	665
	El Segundo Unified School District GO	2.000%	8/1/46	845	510
	El Segundo Unified School District GO	2.000%	8/1/47	2,530	1,506
	El Segundo Unified School District GO	2.000%	8/1/48	130	76
	El Segundo Unified School District GO	3.125%	8/1/48	4,530	3,488
[4]	El Segundo Unified School District GO	2.125%	8/1/50	100	59
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/34	500	586
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/35	325	376
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/36	435	497
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/41	1,030	1,150

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/42	580	648
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/45	2,000	1,747
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/52	4,355	3,643
	Fairfield-Suisun Unified School District GO	2.000%	8/1/33	4,890	4,208
[9]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/35	4,730	3,791
[1,5,6]	Folsom Cordova Unified School District GO TOB VRDO	2.700%	3/1/23	2,035	2,035
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/33	530	553
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/46	420	359
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/50	540	450
	Fontana CA Special Tax Revenue	4.000%	9/1/45	750	651
[4]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/41	2,830	2,784
[4]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/46	4,330	4,156
[4]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/51	4,935	4,647
	Foothill-De Anza Community College District GO	4.000%	8/1/33	1,500	1,563
	Foothill-De Anza Community College District GO	4.000%	8/1/34	1,500	1,557
[3]	Foothill-De Anza Community College District GO	0.000%	8/1/36	3,000	1,823
	Foothill-De Anza Community College District GO	3.000%	8/1/37	1,150	1,018
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,000	872
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,000	844
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/28	200	211
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/33	1,000	669
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	3,309	3,051
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	15,045	13,610
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	6,425	5,151
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.850% coupon rate effective 1/15/24	0.000%	1/15/42	9,000	9,623
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	5.750%	1/15/24	100	102
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	6,675	6,841
	Franklin-Mckinley School District GO	4.000%	8/1/35	100	103
	Franklin-Mckinley School District GO	4.000%	8/1/36	100	101
	Franklin-Mckinley School District GO	4.000%	8/1/37	205	206
	Franklin-Mckinley School District GO	4.000%	8/1/39	245	243
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/35	1,150	1,233
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/46	1,540	1,469
	Fresno Unified School District GO	2.000%	8/1/29	2,305	2,142
	Fresno Unified School District GO	2.000%	8/1/30	2,435	2,235
	Fresno Unified School District GO	4.000%	8/1/30	150	160
	Fresno Unified School District GO	2.000%	8/1/31	1,565	1,415
	Fresno Unified School District GO	4.000%	8/1/31	150	160

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fresno Unified School District GO	2.000%	8/1/32	2,705	2,403
	Fresno Unified School District GO	4.000%	8/1/32	175	186
	Fresno Unified School District GO	4.000%	8/1/33	750	774
	Fresno Unified School District GO	4.000%	8/1/35	25	25
	Fresno Unified School District GO	4.000%	8/1/36	1,000	1,011
	Fresno Unified School District GO	4.000%	8/1/45	2,500	2,451
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/51	5,170	3,883
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/56	9,275	6,787
	Gilroy Unified School District GO	4.000%	8/1/33	1,155	1,192
	Gilroy Unified School District GO	4.000%	8/1/36	1,000	1,011
	Gilroy Unified School District GO	4.000%	8/1/36	400	405
	Gilroy Unified School District GO	4.000%	8/1/37	450	452
	Glendale Community College District GO	4.000%	8/1/50	3,000	2,847
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/51	5,000	5,204
[3,4]	Grossmont Healthcare District GO	0.000%	7/15/33	4,000	2,788
	Grossmont Union High School District GO	0.000%	8/1/30	5,000	3,841
[1]	Hacienda La Puente County CA Unified School District COP	4.000%	6/1/45	6,000	5,778
	Hacienda La Puente County CA Unified School District GO	5.250%	8/1/42	1,030	1,103
	Hartnell CA Community College District GO	4.000%	8/1/34	225	233
	Hartnell CA Community College District GO	4.000%	8/1/35	300	308
[4]	Hayward Unified School District GO	5.000%	8/1/33	1,335	1,487
[4]	Hayward Unified School District GO	5.000%	8/1/34	1,000	1,109
[4]	Hayward Unified School District GO	5.000%	8/1/44	1,045	1,116
[4]	Hayward Unified School District GO	4.000%	8/1/46	2,250	2,178
[4]	Hayward Unified School District GO	4.000%	8/1/48	4,050	3,889
[1]	Hayward Unified School District GO	4.000%	8/1/50	1,000	955
[4]	Hayward Unified School District GO	4.000%	8/1/50	3,870	3,696
	Hayward Unified School District Lease (Abatement) Revenue COP	5.250%	8/1/52	4,000	4,144
[1]	Hemet Unified School District GO	3.000%	8/1/37	1,790	1,566
[1]	Hemet Unified School District GO	3.000%	8/1/39	2,070	1,733
[4]	Imperial Community College District GO	0.000%	8/1/30	2,125	1,633
	Imperial Irrigation District Electric System Electric Power & Light Revenue	3.000%	11/1/33	1,000	960
[1,5]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/46	1,000	931
[1,5]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/51	1,465	1,321
[4]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/32	1,000	1,086
[4]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/34	1,125	1,217
[4]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/38	500	530
[4]	Inglewood Unified School District GO	4.000%	8/1/26	250	255
[1]	Irvine CA Special Tax Revenue	5.000%	9/1/51	4,420	4,672
[10]	Irvine Ranch Water District PUT, SIFMA Municipal Swap Index Yield + 0.050%	3.470%	10/1/37	11,000	10,998
	Irvine Unified School District GO	2.250%	9/1/50	3,000	1,842
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/40	350	319
[4]	Irvine Unified School District Special Tax Revenue	4.000%	9/1/54	2,735	2,524
[4]	Jefferson Union High School District COP	4.000%	8/1/45	1,455	1,392

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Jefferson Union High School District COP	4.000%	8/1/50	6,950	6,390
	Jefferson Union High School District GO	4.000%	8/1/45	1,250	1,206
[4]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/37	610	616
	Jurupa Unified School District GO	4.000%	8/1/43	8,000	7,728
	Jurupa Unified School District Special Tax Revenue	4.500%	9/1/52	2,500	2,289
	La Canada Unified School District GO	5.750%	8/1/50	3,250	3,850
[4]	La Mesa-Spring Valley School District GO	4.000%	8/1/46	1,650	1,572
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/37	500	471
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/42	500	446
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/52	1,400	1,171
[4]	Lammersville Schools Finance Authority Lease (Abatement) Revenue	3.000%	10/1/49	7,200	5,327
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/29	1,010	1,081
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/30	1,255	1,344
	Las Lomitas Elementary School District GO	3.000%	7/1/34	570	541
	Las Lomitas Elementary School District GO	3.000%	7/1/35	450	419
	Las Lomitas Elementary School District GO	3.000%	7/1/36	500	452
	Las Lomitas Elementary School District GO	3.000%	7/1/37	800	708
[8]	Las Virgenes Unified School District GO	0.000%	9/1/26	6,160	5,497
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/32	3,210	3,536
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/34	2,000	2,199
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/31	330	342
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/33	400	413
	Livermore Valley CA Joint Unified School District GO	3.000%	8/1/39	1,345	1,150
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/47	10,000	9,522
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/34	1,000	935
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/34	375	351
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/35	1,000	914
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/35	520	476
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/36	2,100	1,870
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/38	1,730	1,486
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/40	925	759
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/42	1,980	1,574
[5,6]	Lodi California Unified School District GO TOB VRDO	2.400%	3/1/23	2,000	2,000
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/32	1,640	1,809
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/29	1,275	1,341
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/35	1,575	1,654

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	3,520	3,827
[10]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of 3M USD LIBOR + 1.430%	4.689%	11/15/26	1,800	1,796
[3]	Long Beach Bond Finance Authority Tax Allocation Revenue	5.500%	8/1/26	7,570	7,807
[3]	Long Beach Bond Finance Authority Tax Allocation Revenue	5.500%	8/1/31	4,715	5,300
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/28	250	277
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/29	250	283
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/30	305	351
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/31	430	501
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/32	220	258
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/33	240	279
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/34	375	433
	Long Beach Community College District GO	0.000%	8/1/34	2,830	1,888
	Long Beach Community College District GO	4.000%	8/1/45	2,000	1,949
	Long Beach Unified School District GO	0.000%	8/1/26	1,870	1,664
	Long Beach Unified School District GO	5.000%	8/1/36	8,175	8,710
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	2,411
	Long Beach Unified School District GO	3.000%	8/1/50	3,000	2,202
	Los Angeles CA Community College District GO	4.000%	8/1/33	1,075	1,126
	Los Angeles CA General Fund Revenue	4.000%	6/29/23	5,000	5,017
[4]	Los Angeles CA Unified School District COP	5.000%	10/1/30	450	517
[4]	Los Angeles CA Unified School District COP	4.000%	10/1/32	735	788
[4]	Los Angeles CA Unified School District COP	2.250%	10/1/34	560	471
	Los Angeles CA Unified School District GO	4.000%	7/1/36	4,000	4,096
	Los Angeles CA Unified School District GO	4.000%	7/1/36	6,000	6,169
	Los Angeles CA Unified School District GO	4.000%	7/1/39	2,505	2,514
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,725	2,714
	Los Angeles CA Unified School District GO	4.000%	7/1/40	3,000	2,988
	Los Angeles CA Unified School District GO	5.250%	7/1/42	20,000	21,589
	Los Angeles CA Unified School District GO	2.625%	7/1/46	1,950	1,374
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	4,160	4,354
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	1,010	1,108
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	3,250	3,550
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	5,000	5,213
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,500	2,712
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	1,660	1,790
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	2,100	2,253
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/39	150	160
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	10,000	10,616
[5,6]	Los Angeles County California Authority Multifamily Revenue TOB VRDO	2.550%	3/1/23	22,685	22,685

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/43	6,735	7,204
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/48	4,805	4,613
[5,6]	Los Angeles County Facilities Inc. Lease (Abatement) Revenue TOB VRDO	3.470%	3/7/23	1,250	1,250
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,340	2,514
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	1,700	1,863
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	3,305	3,618
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	10,000	10,056
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	1,525	1,603
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,500	1,550
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	3,750	4,111
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,580	3,855
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,950	6,462
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	1,000	1,123
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	3,000	3,198
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	1,125	1,203
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/39	2,500	2,507
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	3,180	3,166
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/41	2,500	2,468
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/43	3,250	3,168
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	5,500	5,675
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/49	5,035	5,391
	Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	1,250	1,450
	Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	2,250	2,545
	Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	4.000%	12/1/37	1,800	1,842
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/35	4,000	4,193
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	2,750	2,995
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	5,815	6,062
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,000	1,080
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	800	878
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,150	2,347

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	1,700	1,869
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	785	857
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	3,000	3,007
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	2,000	1,997
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	5,905	6,469
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	1,310	1,299
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	2,000	2,104
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/43	2,500	2,675
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	10,000	9,471
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	6,500	7,074
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	7,025	7,405
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/24	1,500	1,539
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	1,000	1,191
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	1,430	1,679
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	1,000	1,157
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	2,110	2,418
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	12,210	13,438
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	18,575	19,538
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,000	1,111
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	1,750	1,765
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	1,500	1,641
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	2,650	2,786
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	13,670	14,739
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	4,250	4,582
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	5,185	5,621
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	4,560	4,664
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	2,000	2,111
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	1,700	1,837
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	4,345	4,672
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,835	1,930

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,980	2,104
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	2,500	2,741
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.250%	7/1/39	1,110	1,187
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	2,045	2,145
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	350	370
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	200	209
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	7,170	7,698
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/46	160	167
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	1,105	1,192
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	3,790	4,004
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	4,765	5,093
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	5,000	5,765
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	4,675	4,981
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	1,640	1,776
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	2,500	2,660
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	1,000	1,077
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	5,000	5,662
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	1,935	2,144
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	6,000	6,705
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	4,580	4,790
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	6,000	6,655
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	6,750	7,261
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	5,000	5,528
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	6,465	6,739
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	3,000	3,205
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/49	3,940	3,790
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	2,725	2,955
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	5,200	5,353
Los Angeles Unified School District GO	4.000%	7/1/38	4,370	4,419
Los Angeles Unified School District GO	4.000%	7/1/40	2,765	2,754
Los Angeles Unified School District GO	4.000%	7/1/41	2,500	2,464
Los Angeles Unified School District GO	5.000%	7/1/41	1,000	1,121
Los Angeles Unified School District GO	5.000%	7/1/42	1,000	1,115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Rios Community College District GO	3.000%	8/1/31	2,000	1,968
	Los Rios Community College District GO	3.000%	8/1/32	2,900	2,837
	Los Rios Community College District GO	3.000%	8/1/33	1,750	1,684
	Los Rios Community College District GO	4.000%	8/1/34	4,555	4,718
	Los Rios Community College District GO	3.000%	8/1/35	1,450	1,338
[8]	Madera Unified School District GO	0.000%	8/1/28	2,680	2,234
[4]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/34	500	515
	Marin Municipal Water District Financing Authority Water Revenue	5.000%	7/1/47	6,035	6,381
	Marina Coast Water District Water Revenue	5.000%	6/1/37	4,085	4,253
	Menifee CA Special Tax Revenue	4.000%	9/1/51	1,430	1,202
	Menifee Union School District Special Tax Revenue	4.000%	9/1/45	875	762
	Menifee Union School District Special Tax Revenue	4.000%	9/1/51	1,825	1,530
	Mesa Water District COP	4.000%	3/15/40	325	328
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	10,020	11,096
	Milpitas Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	9/1/30	4,125	4,341
	Modesto Elementary School District GO	3.000%	8/1/39	280	238
[1]	Montebello Unified School District GO	5.500%	8/1/47	3,500	3,865
[1]	Montebello Unified School District GO	5.000%	8/1/50	2,000	2,138
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/31	1,675	1,826
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33	1,605	1,695
[4]	Moreno Valley Unified School District GO	3.000%	8/1/50	2,000	1,485
[4]	Moulton-Niguel Water District Intergovernmental Agreement Revenue COP	3.000%	9/1/44	2,000	1,573
	Mount San Antonio Community College District GO	5.000%	8/1/39	1,000	1,093
	Mount San Antonio Community College District GO	0.000%	8/1/46	6,870	2,348
	Mount San Antonio Community College District GO	2.375%	8/1/51	6,115	3,823
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/43	2,000	1,925
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/45	4,000	3,829
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/50	6,670	6,281
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/34	710	750
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/35	740	769
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/36	500	508
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/37	525	529
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/38	810	812
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/39	1,725	1,717

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/40	1,795	1,779
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/41	1,710	1,682
	Mountain View Los Altos CA Union High School District GO	1.500%	8/1/32	1,730	1,458
	Mountain View-Whisman School District GO	4.000%	9/1/41	1,100	1,104
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	7,000	8,682
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	500	620
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	5,700	7,069
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	5,195	6,191
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	7,260	8,651
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	1,170	1,394
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/31	1,353	1,573
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/32	1,331	1,548
	Napa Valley Unified School District GO	5.000%	8/1/44	100	105
	New Haven Unified School District GO	4.000%	8/1/36	500	507
	New Haven Unified School District GO	4.000%	8/1/37	70	70
	New Haven Unified School District GO	4.000%	8/1/39	420	417
	Newport Mesa Unified School District GO	0.000%	8/1/35	4,000	2,534
	Newport Mesa Unified School District GO	0.000%	8/1/36	1,000	598
	Newport Mesa Unified School District GO	0.000%	8/1/37	2,000	1,133
	Newport Mesa Unified School District GO	0.000%	8/1/38	1,000	539
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/49	1,300	1,233
	North Lake Tahoe Public Financing Authority Lease (Appropriation) Revenue	5.250%	12/1/42	3,250	3,639
	North Lake Tahoe Public Financing Authority Lease (Appropriation) Revenue	5.500%	12/1/47	4,425	4,987
	North Orange County CA Community College District GO	3.000%	8/1/38	1,000	872
	North Orange County CA Community College District GO	3.000%	8/1/39	1,000	860
	North Orange County CA Community College District GO	3.000%	8/1/40	1,000	847
[5,6]	North Orange County CA Community College District GO TOB VRDO	3.450%	3/2/23	2,965	2,965
[5,6]	North Orange County CA Community College District GO TOB VRDO	3.450%	3/2/23	5,000	5,000
	Northeastern School District/York County GO	3.250%	8/1/35	100	95
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	37,015	37,046
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/37	3,610	3,815
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/43	7,365	5,843
	Norwalk-La Mirada Unified School District GO	5.000%	8/1/44	4,320	4,577
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/50	6,750	4,955
[5,6]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	3.450%	3/2/23	10,000	10,000
	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	780	836
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/33	3,450	3,591
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/34	1,000	1,032

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/35	1,000	1,023
[4]	Oakland Unified School District/Alameda County GO	5.000%	8/1/35	5,375	6,125
	Oakland Unified School District/Alameda County GO	5.000%	8/1/37	2,520	2,696
[1]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	7,000	5,775
[4]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	1,205	1,215
[4]	Oakland Unified School District/Alameda County GO	4.000%	8/1/41	1,325	1,326
[11]	Oceanside CA Unified School District GO, ETM	0.000%	8/1/25	115	107
[11]	Oceanside Unified School District GO	0.000%	8/1/25	4,555	4,203
[11]	Oceanside Unified School District GO, ETM	0.000%	8/1/25	625	579
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	5.000%	5/15/46	2,500	2,644
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/35	10,000	10,222
	Orange County Water District Water Revenue	4.000%	8/15/34	650	688
[4]	Oxnard School District GO	5.000%	8/1/41	1,110	1,176
	Oxnard Union High School District GO	5.000%	8/1/45	1,000	1,066
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/31	800	794
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/37	1,200	1,128
[5,6]	Palmdale Elementary School District GO TOB VRDO	2.700%	3/1/23	1,985	1,985
	Palo Alto CA Lease (Abatement) COP	2.125%	11/1/43	1,730	1,158
	Palo Alto CA Lease (Abatement) Revenue COP	2.250%	11/1/47	5,000	3,234
	Palomar Community College District GO	5.000%	8/1/34	1,000	1,090
	Palomar Health GO	4.000%	8/1/32	4,140	4,229
[11]	Palomar Health GO	0.000%	8/1/33	4,100	2,757
	Palomar Health GO	4.000%	8/1/33	4,560	4,641
	Palomar Health GO	5.000%	8/1/34	1,100	1,173
	Palomar Health GO	4.000%	8/1/35	4,270	4,296
	Palomar Health GO	0.000%	8/1/36	5,025	2,773
	Palomar Health GO	4.000%	8/1/36	5,085	5,089
[1]	Palomar Health GO	0.000%	8/1/38	390	196
[11]	Palomar Health GO	7.000%	8/1/38	205	236
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/42	3,000	3,015
[8]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	3,000	2,615
	Peninsula Corridor Joint Powers Board Sales Tax Revenue	5.000%	6/1/39	5,070	5,682
	Peninsula Corridor Joint Powers Board Sales Tax Revenue	5.000%	6/1/40	5,325	5,939
	Peralta Community College District GO	5.000%	8/1/24	2,775	2,847
	Peralta Community College District GO	5.000%	8/1/24	1,190	1,221
	Peralta Community College District GO	5.500%	8/1/52	4,000	4,459
	Perris Union High School District GO	3.000%	9/1/45	2,000	1,536
[1]	Pittsburg Unified School District GO	4.000%	8/1/51	3,000	2,753
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/36	1,000	890
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/37	1,250	1,093
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	4,100	3,521
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/39	2,040	1,013
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/39	4,000	3,375
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/46	2,500	2,392
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.000%	6/1/34	200	209
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.250%	6/1/35	265	278

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.250%	6/1/36	100	104
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.250%	6/1/37	100	104
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.250%	6/1/38	200	208
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.250%	6/1/39	100	104
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.250%	6/1/40	110	114
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.250%	6/1/41	250	259
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.250%	6/1/42	200	207
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.375%	6/1/47	700	724
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.500%	6/1/52	1,100	1,138
[1]	Pomona Unified School District GO	2.500%	8/1/48	5,050	3,314
[4]	Pomona Unified School District GO	3.000%	8/1/48	2,155	1,609
[4]	Pomona Unified School District GO	4.000%	8/1/48	2,285	2,167
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/45	625	598
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/50	1,000	919
	Poway Unified School District GO	0.000%	8/1/33	990	690
	Poway Unified School District GO	0.000%	8/1/33	5,010	3,491
	Poway Unified School District GO	0.000%	8/1/34	8,130	5,397
	Poway Unified School District GO	0.000%	8/1/46	8,000	2,612
	Poway Unified School District GO	0.000%	8/1/51	7,500	1,899
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/28	2,325	2,480
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29	3,405	3,627
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30	1,735	1,851
[4]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/33	1,720	1,811
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/50	2,250	2,133
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/46	585	506
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/50	500	421
	Ravenswood CA City School District GO	4.000%	8/1/46	3,740	3,578
	Ravenswood City School District GO	5.000%	8/1/43	2,680	2,815
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/29	1,000	1,057
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/31	600	635
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/46	4,000	3,070
[3]	Redwood City Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	7/15/26	3,445	3,061
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/36	1,295	1,320
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/30	1,000	1,118
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/32	1,000	1,116
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/33	2,105	2,338
[1]	River Islands Public Financing Authority Special Tax Revenue	4.500%	9/1/47	1,600	1,620
	Riverside CA Sewer Revenue	5.000%	8/1/33	3,660	4,086

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Riverside Community College District GO	3.000%	8/1/37	1,100	982
	Riverside Community College District GO	3.000%	8/1/40	3,750	3,166
[4,5,6]	Riverside County California Transportation Commission Highway Revenue TOB VRDO	2.570%	3/1/23	7,540	7,540
[5,6]	Riverside County Public Financing Authority Lease (Abatement) Revenue TOB VRDO	3.480%	3/2/23	7,500	7,500
[4]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/41	2,000	2,093
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	2,320	2,213
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	6,710	2,761
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	2,975	1,174
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	7,500	2,801
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/47	5,455	5,004
[4]	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/49	6,000	4,597
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/38	3,500	3,731
	Riverside Unified School District GO	4.000%	8/1/32	2,250	2,351
	Riverside Unified School District GO	4.000%	8/1/33	1,350	1,405
	Riverside Unified School District GO	3.000%	8/1/36	800	719
	Riverside Unified School District GO	3.000%	8/1/37	1,800	1,585
[4]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/30	1,940	2,055
[1]	Robla CA School District GO	5.000%	8/1/44	2,170	2,299
	Romoland School District Special Tax Revenue	4.000%	9/1/50	2,365	1,974
	Roseville CA Special Tax Revenue	4.000%	9/1/45	450	388
	Roseville CA Special Tax Revenue	4.000%	9/1/46	520	450
	Roseville CA Special Tax Revenue	4.000%	9/1/46	2,915	2,521
	Roseville CA Special Tax Revenue	4.000%	9/1/46	1,000	865
	Roseville CA Special Tax Revenue	4.000%	9/1/50	1,000	841
	Roseville CA Special Tax Revenue	4.000%	9/1/51	710	596
	Roseville CA Special Tax Revenue	4.000%	9/1/51	2,750	2,312
	Roseville CA Special Tax Revenue	4.000%	9/1/51	1,500	1,261
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	2,500	2,588
	Ross Valley Public Financing Authority Sewer Revenue	5.000%	1/1/39	500	515
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/44	3,250	3,119
[4]	Sacramento CA City Unified School District GO	5.500%	8/1/47	1,820	2,035
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/49	1,345	1,265
[4]	Sacramento CA City Unified School District GO	5.500%	8/1/52	9,020	10,037
[5,6]	Sacramento CA Municipal Utility District Electric Power & Light Revenue TOB VRDO	3.480%	3/2/23	7,500	7,500
	Sacramento CA Special Tax Revenue	4.000%	9/1/50	1,500	1,205
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/36	2,245	2,402
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/48	9,160	9,516
[8]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	3,000	2,293
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	1,660	1,824
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,275	1,396

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	2,000	2,189
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	2,520	2,742
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	2,000	2,176
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	1,330	1,419
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	4,000	4,126
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/35	4,920	5,022
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/50	2,000	2,162
[4]	Sacramento Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/1/33	1,475	1,557
	Salinas Union High School District GO	4.000%	8/1/45	4,000	3,843
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/31	1,000	1,112
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/32	1,365	1,517
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/34	2,360	2,607
[1]	San Bernardino City Unified School District GO	0.000%	8/1/35	5,900	3,612
[1]	San Bernardino City Unified School District GO	0.000%	8/1/36	5,000	2,878
[1]	San Bernardino City Unified School District GO	3.000%	8/1/44	5,000	3,792
	San Bernardino Community College District GO	0.000%	8/1/44	15,000	5,672
	San Bernardino Community College District GO	0.000%	8/1/48	12,770	4,025
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/26	9,250	9,744
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	3,275	3,021
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/42	5,130	5,403
	San Diego CA Unified School District GO	0.000%	7/1/30	3,000	2,368
	San Diego CA Unified School District GO	0.000%	7/1/32	1,110	809
	San Diego CA Unified School District GO	0.000%	7/1/34	3,550	2,319
	San Diego CA Unified School District GO	0.000%	7/1/38	4,890	2,560
	San Diego CA Unified School District GO	5.000%	7/1/41	50	53
	San Diego CA Unified School District GO	2.000%	7/1/45	5,080	3,131
	San Diego CA Unified School District GO	3.250%	7/1/48	1,000	793
	San Diego CA Unified School District GO	0.000%	7/1/49	2,000	582
	San Diego CA Unified School District GO	4.000%	7/1/50	1,850	1,765
	San Diego CA Unified School District Revenue	4.000%	6/30/23	7,970	7,996
	San Diego Community College District GO	0.000%	8/1/36	8,000	4,771
	San Diego Community College District GO	0.000%	8/1/38	3,510	1,868
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,100	1,234
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,020	1,133
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,520	1,655
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,530	1,666
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,400	1,512
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,375	1,477
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	2,325	2,487

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	7,015	7,280
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	2,000	2,101
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	2,200	2,029
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	5,500	5,767
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/35	1,540	1,642
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/36	210	223
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/47	5,000	5,463
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/52	2,000	2,171
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/31	1,010	1,059
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	5,050	5,390
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/39	150	159
	San Diego Public Facilities Financing Authority Water Revenue CP	3.120%	3/29/23	8,000	8,000
	San Diego Unified School District GO	4.450%	7/1/47	1,000	1,015
	San Diego Unified School District GO	4.550%	7/1/52	3,000	3,053
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	3,000	3,056
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/46	1,460	898
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/47	5,000	4,902
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/47	10,615	11,266
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/49	6,300	4,804
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	8,475	6,415
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/35	3,800	3,908
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	5,000	4,026
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	2,500	2,504
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	2,500	2,495
	San Francisco CA City & County COP	4.000%	4/1/33	5,040	5,143
	San Francisco CA City & County COP	4.000%	4/1/41	2,705	2,655
	San Francisco CA City & County COP	4.000%	4/1/41	3,355	3,293
	San Francisco CA City & County COP	4.000%	4/1/41	3,565	3,499
[5]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/51	1,700	1,351
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/31	2,430	2,546
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/31	1,015	1,063
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	5,000	5,355
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/50	11,865	11,510
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	2,500	2,635
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	1,000	1,060
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	3,145	3,537
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	245	254
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	4,700	4,913
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	6,605	6,951
	San Francisco City & County CA Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/52	1,150	1,200
	San Francisco City & County CA Lease (Abatement) Revenue COP	4.000%	4/1/43	5,865	5,681
[5]	San Francisco City & County CA Multi Family Local or Guaranteed Housing Revenue TOB VRDO	2.550%	3/1/23	12,550	12,550
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/41	1,290	1,284
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/46	2,195	2,155
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	3,030	3,340
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/36	7,000	7,621
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	2,080	2,257
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/50	10,000	9,704
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/28	985	1,052
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/30	1,200	1,280
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/37	2,480	2,598
	San Francisco Community College District GO	4.000%	6/15/45	2,300	2,189
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	3,000	2,818
	San Francisco Unified School District GO	4.000%	6/15/33	3,155	3,323
	San Francisco Unified School District GO	4.000%	6/15/34	2,500	2,625
	San Francisco Unified School District GO	4.000%	6/15/35	2,000	2,086
	San Francisco Unified School District GO	3.000%	6/15/39	4,075	3,465
	San Francisco Unified School District GO	3.000%	6/15/40	4,525	3,753
	San Francisco Unified School District GO	5.000%	6/15/40	3,380	3,730
[1]	San Jacinto Unified School District COP	5.000%	9/1/40	1,075	1,160
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/32	1,215	1,233
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/37	7,000	7,418
[8]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	6,000	5,828

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/25	7,515	6,990
[8]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	225	157
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	1,000	1,029
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	550	517
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	2,000	2,008
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/45	400	372
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	21,000	21,039
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	28,000	29,083
	San Jose CA GO	5.000%	9/1/49	5,400	5,768
	San Jose Evergreen Community College District GO	3.000%	9/1/40	3,710	3,131
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/35	4,100	4,440
	San Juan Unified School District GO	2.375%	8/1/41	15	11
[4]	San Leandro Unified School District GO	4.000%	8/1/35	450	463
	San Lorenzo Unified School District GO	4.000%	8/1/47	2,000	1,904
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/46	995	857
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/51	1,200	1,007
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/29	760	827
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/34	1,155	1,249
	San Marcos Unified School District GO	4.000%	8/1/33	3,520	3,660
	San Marcos Unified School District GO	5.000%	8/1/35	5,000	5,410
	San Marcos Unified School District GO	5.000%	8/1/36	2,000	2,153
	San Mateo County Community College District GO, Prere.	5.000%	9/1/25	12,730	13,365
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/34	80	82
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/46	1,835	1,398
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/55	4,975	3,137
[2]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/34	0.000%	9/1/46	3,280	2,269
	San Rafael City Elementary School District GO	4.500%	8/1/42	2,645	2,683
	San Rafael City Elementary School District GO	5.000%	8/1/43	2,550	2,711
	San Rafael City Elementary School District GO	4.000%	8/1/47	1,350	1,286
	San Rafael City Elementary School District GO	4.250%	8/1/47	3,000	2,987
	San Rafael City High School District GO	4.250%	8/1/47	5,500	5,476
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	2,000	1,360
	San Ramon Valley Fire Protection District COP	4.000%	8/1/45	2,500	2,402
	San Ramon Valley Fire Protection District COP	4.000%	8/1/50	4,140	3,891
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/34	825	939
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/35	855	963
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/36	1,375	1,529

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/37	1,165	1,283
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/41	5,000	5,424
[4]	Sanger Unified School District GO	3.000%	8/1/45	1,000	769
[4]	Sanger Unified School District GO	3.000%	8/1/48	5,500	4,107
[4]	Sanger Unified School District GO	4.000%	8/1/55	2,480	2,310
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/41	2,000	1,967
[8]	Santa Ana Unified School District GO	0.000%	8/1/32	3,680	2,582
[1]	Santa Ana Unified School District GO	2.000%	8/1/46	5,755	3,472
[1]	Santa Ana Unified School District GO	2.125%	8/1/50	1,000	591
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	2,050	948
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,765	2,372
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	3,000	2,574
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/1/45	10,000	9,577
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/47	4,165	3,251
	Santa Clara Unified School District GO	3.000%	7/1/31	1,395	1,400
	Santa Clara Unified School District GO	3.000%	7/1/31	4,460	4,476
	Santa Clara Unified School District GO	3.000%	7/1/32	1,490	1,491
	Santa Clara Unified School District GO	3.000%	7/1/34	1,705	1,625
	Santa Clara Unified School District GO	3.000%	7/1/37	2,955	2,623
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/44	2,555	2,700
	Santa Clarita Community College District GO	3.000%	8/1/36	750	668
	Santa Clarita Community College District GO	5.000%	8/1/40	1,060	1,184
	Santa Clarita Community College District GO	3.000%	8/1/41	950	774
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	4.000%	6/1/35	495	516
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/37	850	753
	Santa Monica Community College District GO	4.000%	8/1/35	1,050	1,087
	Santa Monica Community College District GO	5.000%	8/1/43	10,000	10,762
	Santa Monica Public Financing Authority Lease Revenue (City Yards Project)	2.125%	7/1/46	5,500	3,456
	Santa Monica Public Financing Authority Lease Revenue (City Yards Project)	2.250%	7/1/51	6,500	3,960
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/39	6,270	6,318
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/40	6,870	6,879
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/41	3,260	3,253
	Santa Paula CA Special Tax Revenue	4.000%	9/1/47	1,460	1,263
	Santa Paula CA Special Tax Revenue	4.000%	9/1/52	3,535	2,991
[4]	Santa Rosa Elementary School District GO	4.000%	8/1/34	455	475
[4]	Santa Rosa Elementary School District GO	4.000%	8/1/40	700	693
[1]	Santa Rosa High School District GO	5.000%	8/1/36	550	587
[1]	Santa Rosa High School District GO	5.000%	8/1/37	470	500
[1]	Santa Rosa High School District GO	5.000%	8/1/39	1,125	1,192
[1]	Santa Rosa High School District GO	5.000%	8/1/43	225	236
[4]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/49	2,500	2,369
	Sierra Joint Community College District GO	4.000%	8/1/53	3,350	3,192
[1]	Simi Valley Unified School District GO	0.000%	8/1/32	1,720	1,253
	Simi Valley Unified School District GO	4.000%	8/1/35	1,245	1,275
	Simi Valley Unified School District GO	5.000%	8/1/44	1,000	1,062
	Solana Beach School District Special Tax Revenue	5.000%	9/1/32	995	998
	Solana Beach School District Special Tax Revenue	5.000%	9/1/35	2,495	2,501

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sonoma County Junior College District GO	3.000%	8/1/37	7,285	6,380
	Sonoma County Junior College District GO	3.000%	8/1/39	4,000	3,411
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/42	40	45
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/42	1,260	1,350
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/34	200	210
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/35	200	208
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/36	350	361
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/37	250	256
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/38	1,080	929
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/39	1,110	943
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/40	1,105	926
	South Orange County Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/52	8,765	9,385
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/40	625	619
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/36	1,120	1,261
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	3,600	3,799
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/33	4,245	4,552
	Southwestern Community College District GO	3.000%	8/1/39	900	764
	Southwestern Community College District GO	3.000%	8/1/40	1,250	1,035
	Southwestern Community College District GO	3.000%	8/1/40	2,500	2,071
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/46	4,300	3,262
	State Center Community College District GO	5.000%	8/1/24	1,300	1,337
	State Center Community College District GO	3.000%	8/1/40	4,660	3,935
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	1,550	1,725
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	2,000	2,175
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/37	1,015	1,019
	Stockton Public Financing Authority Water Revenue (Delta Water Supply Project), Prere.	6.250%	10/1/23	2,160	2,199
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/37	4,220	4,457
[1]	Stockton Unified School District GO	4.000%	8/1/34	1,300	1,367
[1]	Stockton Unified School District GO	4.000%	8/1/35	1,000	1,037
[1]	Stockton Unified School District GO	4.000%	8/1/36	1,000	1,026
[1]	Stockton Unified School District GO	4.000%	8/1/38	1,625	1,660
[1]	Stockton Unified School District GO	4.000%	8/1/40	1,035	1,043
[1]	Stockton Unified School District GO	4.000%	8/1/45	5,000	4,817
	Sunnyvale CA School District GO	4.000%	9/1/35	140	146
	Sunnyvale CA School District GO	4.000%	9/1/36	250	259
	Sunnyvale CA School District GO	4.000%	9/1/37	270	278
	Sunnyvale CA School District GO	4.000%	9/1/40	700	701
	Sunnyvale CA School District GO	4.000%	9/1/42	700	694
	Sunnyvale CA School District GO	4.000%	9/1/44	600	587

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/50	3,425	3,227
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	2.500%	4/1/52	3,620	2,288
	Sweetwater Union High School District GO	5.000%	8/1/33	165	175
	Sweetwater Union High School District GO	5.000%	8/1/34	900	953
[1]	Sweetwater Union High School District GO	0.000%	8/1/39	1,355	625
[1]	Sweetwater Union High School District GO	0.000%	8/1/40	3,005	1,298
[1]	Sweetwater Union High School District GO	0.000%	8/1/41	4,000	1,623
[1]	Sweetwater Union High School District GO	0.000%	8/1/42	4,000	1,531
[1]	Sweetwater Union High School District GO	0.000%	8/1/43	4,000	1,438
[1]	Sweetwater Union High School District GO	0.000%	8/1/44	3,500	1,184
[1]	Sweetwater Union High School District GO	0.000%	8/1/45	5,000	1,593
[1]	Sweetwater Union High School District GO	0.000%	8/1/46	5,000	1,501
[1]	Sweetwater Union High School District GO	0.000%	8/1/47	5,000	1,417
	Tahoe-Truckee Unified School District GO	5.000%	8/1/39	2,645	2,790
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/38	3,115	3,323
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/49	7,500	6,733
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/49	3,230	3,064
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/48	180	182
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/45	2,285	2,007
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/50	3,000	2,560
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/36	800	839
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/45	2,000	2,044
	Transbay Joint Powers Authority Tax Allocation Revenue	2.400%	10/1/49	325	308
[4]	Tulare Local Health Care District GO	4.000%	8/1/39	3,275	3,231
[8]	Tulare Union High School District GO	0.000%	8/1/27	515	445
[8]	Tulare Union High School District GO	0.000%	8/1/28	1,250	1,048
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/31	3,000	3,114
[12]	Ukiah CA Unified School District GO	0.000%	8/1/32	4,000	2,859
[1]	Ukiah CA Unified School District GO	5.000%	8/1/45	1,800	1,904
[1]	Ukiah CA Unified School District GO	5.000%	8/1/49	2,150	2,266
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/35	1,015	1,052
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/36	525	538
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/42	3,290	3,153
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/36	380	394
	United Water Conservation District COP	4.000%	10/1/45	1,635	1,569
	United Water Conservation District COP	4.000%	10/1/50	2,155	2,024
	University of California College & University Revenue	5.000%	5/15/27	5,000	5,450
	University of California College & University Revenue	5.000%	5/15/31	1,130	1,213
	University of California College & University Revenue	5.000%	5/15/32	1,055	1,100
	University of California College & University Revenue	4.000%	5/15/34	7,000	7,275

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/34	1,445	1,600
	University of California College & University Revenue	5.000%	5/15/35	7,475	8,228
	University of California College & University Revenue	5.000%	5/15/35	7,500	8,737
	University of California College & University Revenue	5.000%	5/15/36	10,000	11,651
	University of California College & University Revenue	5.000%	5/15/37	3,535	3,794
	University of California College & University Revenue	5.000%	5/15/37	1,750	1,987
	University of California College & University Revenue	4.000%	5/15/38	7,505	7,656
	University of California College & University Revenue	5.000%	5/15/38	52,465	52,658
	University of California College & University Revenue	5.000%	5/15/38	1,750	1,978
	University of California College & University Revenue	5.000%	5/15/39	1,000	1,125
	University of California College & University Revenue	4.000%	5/15/40	5,000	4,970
	University of California College & University Revenue	5.000%	5/15/40	15,000	15,503
	University of California College & University Revenue	5.000%	5/15/40	300	310
	University of California College & University Revenue	5.000%	5/15/40	1,000	1,118
	University of California College & University Revenue	5.000%	5/15/41	10,915	11,461
	University of California College & University Revenue	5.000%	5/15/41	1,000	1,112
	University of California College & University Revenue	5.000%	5/15/42	3,000	3,324
	University of California College & University Revenue	5.000%	5/15/42	5,000	5,305
	University of California College & University Revenue	5.000%	5/15/43	6,100	6,506
	University of California College & University Revenue	5.000%	5/15/43	185	197
	University of California College & University Revenue	5.000%	5/15/47	9,040	9,537
	University of California College & University Revenue	5.000%	5/15/48	11,775	12,477
	University of California College & University Revenue	4.000%	5/15/50	3,500	3,340
	University of California College & University Revenue	4.000%	5/15/51	8,000	7,608
	University of California College & University Revenue	4.000%	5/15/51	11,250	10,628
[4]	University of California College & University Revenue	4.000%	5/15/51	3,825	3,638
	University of California College & University Revenue	5.000%	5/15/52	8,000	8,396
	University of California College & University Revenue (Limited Project)	5.000%	5/15/33	1,000	1,089
	University of California College & University Revenue (Limited Project)	5.000%	5/15/46	18,235	19,866
	University of California College & University Revenue (Limited Project)	5.000%	5/15/58	800	842

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,6]	University of California College & University Revenue (Limited Project) TOB VRDO	2.900%	3/1/23	3,255	3,255
	University of California College & University Revenue (Limited Projects)	5.000%	5/15/37	325	344
[5,6]	University of California College & University Revenue TOB VRDO	3.450%	3/2/23	2,840	2,840
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	1,895	2,006
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	1,000	1,114
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	3,000	3,320
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	1,000	1,039
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	4,000	4,406
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	3,500	3,827
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	15,690	16,941
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	14,140	13,024
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.500%	5/15/54	14,000	11,708
	Upland CA COP	4.000%	1/1/42	5,635	4,974
	Upland CA COP	5.000%	1/1/47	5,060	5,013
[1]	Val Verde Unified School District COP	5.000%	3/1/32	750	826
[1]	Val Verde Unified School District COP	5.000%	3/1/33	1,000	1,100
[1]	Val Verde Unified School District COP	5.000%	3/1/35	2,445	2,670
[4]	Val Verde Unified School District GO	4.000%	8/1/46	1,700	1,619
	Vallecitos Water District COP	2.250%	8/1/46	2,140	1,383
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/32	865	938
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/36	750	794
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/33	500	547
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/34	605	658
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/39	1,110	1,162
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/37	2,350	2,445
[1]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,970	2,069
[8]	Vista Unified School District GO	0.000%	8/1/28	7,425	6,183
	Walnut Valley Unified School District GO	0.000%	8/1/36	1,000	581
	Washington Township Health Care District GO	5.500%	8/1/40	5,205	5,347
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	835	847
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,065	1,106
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,230	1,303
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	500	527
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	1,080	1,083
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,080	1,110
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/34	1,770	1,479
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,220	2,080

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	511
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,000	750
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	750	633
[8]	West Contra Costa Unified School District GO	0.000%	8/1/32	5,000	3,521
[1]	West Contra Costa Unified School District GO	3.000%	8/1/35	850	766
[1]	West Contra Costa Unified School District GO	3.000%	8/1/36	1,000	872
[1]	West Contra Costa Unified School District GO	3.000%	8/1/37	1,400	1,200
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/36	535	550
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/39	1,435	1,426
[1]	West Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	9/1/40	2,050	2,135
	West Sonoma County Union High School District GO	5.000%	8/1/43	780	830
	West Sonoma County Union High School District GO	5.000%	8/1/46	1,000	1,060
	West Sonoma County Union High School District GO	5.000%	8/1/49	4,430	4,687
	West Valley-Mission Community College District GO	4.000%	8/1/33	1,400	1,493
[4]	Western Placer Unified School District GO	5.000%	8/1/42	6,350	6,747
	Western Placer Waste Management Authority Revenue	5.000%	6/1/40	1,200	1,360
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/43	1,120	1,083
[4]	Westminster Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	11/1/28	720	774
[4]	Westminster Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	11/1/29	1,000	1,077
					4,377,065
Guam (0.0%)
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	670	596
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	1,000	1,016
					1,612
Puerto Rico (1.3%)
	Commonwealth of Puerto Rico GO	5.250%	7/1/23	11,560	11,592
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	612	574
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	8,027	8,145
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	9,057	9,345
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	3,267	3,403
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	4,829	5,072
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	1,648	1,473
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	174	138
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,675	1,697
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	250	250
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	720	721
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	546	341
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	637	600
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,850	2,333

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	2,781	2,059
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,000	665
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	7,063	6,401
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	2,400	2,221
				57,030
Total Tax-Exempt Municipal Bonds (Cost $4,656,404)				4,435,707
Total Investments (98.0%) (Cost $4,656,404)				4,435,707
Other Assets and Liabilities—Net (2.0%)				90,589
Net Assets (100%)				4,526,296
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Step bond.
3	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2023, the aggregate value was $290,948,000, representing 6.4% of net assets.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Securities with a value of $821,000 have been segregated as initial margin for open futures contracts.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
10	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
11	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
12	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
3M—3-month.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2023	531	108,179	(269)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	4,435,707	—	4,435,707
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	269	—	—	269
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.